UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2007

Legg Mason Partners Variable Aggressive Growth Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Variable Aggressive Growth Portfolio

Semi-Annual Report  •  April 30, 2007

What’s

Inside

Portfolio Objective

The Portfolio seeks capital appreciation.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy showed signs of weakening during the six-month reporting period. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—its 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. After treading water during the first half of 2006, stocks rallied through the end of the year. 2007 began on a positive note, as the S&P 500 Indexiv hit a six-year high in January. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. The repercussions of this decline were widespread, as stock markets around the world also declined. After a modest

Legg Mason Partners Variable Aggressive Growth Portfolio         I

increase in March, U.S. stock prices rallied sharply in April, due to surprisingly strong first quarter corporate profits. All told, the S&P 500 Index returned 8.60% during the six months ended April 30, 2007.

Looking at the market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, with the Russell Midcapv, Russell 1000vi, and Russell 2000vii Indexes returning 12.24%, 9.10%, and 6.86%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 9.48% and 8.34%, respectively.

Performance Update

For the six months ended April 30, 2007, Class I shares of Legg Mason Partners Variable Aggressive Growth Portfolio1 returned 4.97%. These shares underperformed the Portfolio’s unmanaged benchmark, the Russell 3000 Growth Index, which returned 8.34%, as well as, the Portfolio’s Lipper Variable Multi-Cap Growth Funds Category Average2, which increased 8.88% over the same time frame.

Performance Snapshot as of April 30, 2007 (unaudited)

Six months

Variable Aggressive Growth Portfolio[1] — Class I	4.97%

Russell 3000 Growth Index	8.34%

Lipper Variable Multi-Cap Growth Funds Category Average	8.88%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.
Class II commenced operations on February 2, 2007.

Total Annual Operating Expenses
As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for Class I shares was 0.77%.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2007 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 166 funds in the Portfolio’s Lipper Category.

II         Legg Mason Partners Variable Aggressive Growth Portfolio

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Legg Mason Partners Variable Aggressive Growth Portfolio         III

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio has been informed that the Manager and its affiliates are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Portfolio and its Manager with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 4, 2007

IV         Legg Mason Partners Variable Aggressive Growth Portfolio

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Portfolio may invest a significant portion of its assets in small- and mid-cap companies which may be more volatile than an investment that focuses only on large-cap companies. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross Domestic Product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Variable Aggressive Growth Portfolio         V

Fund at a Glance (unaudited)

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2006 and held for the six months ended April 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class I	4.97%	$1,000.00	$1,049.70	0.76%	$3.86

Class II(5)	1.14	1,000.00	1,011.40	0.73	1.77

(1)	For the six months ended April 30, 2007, unless otherwise noted.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(5)	For the period February 2, 2007 (inception date) to April 30, 2007.

2         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class I	5.00%	$1,000.00	$1,021.03	0.76%	$3.81

Class II(4)	5.00	1,000.00	1,010.29	0.73	1.77

(1)	For the six months ended April 30, 2007, unless otherwise noted.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

(4)	For the period February 2, 2007 (inception date) to April 30, 2007.

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         3

Schedule of Investments (April 30, 2007) (unaudited)

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Shares	Security	Value

COMMON STOCKS — 96.8%
CONSUMER DISCRETIONARY — 18.0%
Media — 17.8%
1,350,595	Cablevision Systems Corp., New York Group, Class A Shares*	$44,272,504
171,175	CBS Corp., Class B Shares	5,438,230
	Comcast Corp.:
205,438	Class A Shares*	5,476,977
2,167,527	Special Class A Shares*	57,222,713
212,880	Discovery Holding Co., Class A Shares*	4,630,140
	Liberty Global Inc.:
84,367	Series A Shares*	3,027,932
85,560	Series C Shares*	2,858,560
	Liberty Media Holding Corp.:
98,690	Capital Group, Series A Shares*	11,149,009
540,950	Interactive Group, Series A Shares*	13,539,978
2,699,500	Sirius Satellite Radio Inc.*	7,990,520
2,331,067	Time Warner Inc.	48,089,912
171,175	Viacom Inc., Class B Shares*	7,060,969
721,400	Walt Disney Co.	25,234,572
40,200	World Wrestling Entertainment Inc., Class A Shares	683,802

	Total Media	236,675,818

Specialty Retail — 0.2%
224,700	Charming Shoppes Inc.*	2,808,750
13,300	J. Crew Group Inc.*	538,517

	Total Specialty Retail	3,347,267

	TOTAL CONSUMER DISCRETIONARY	240,023,085

ENERGY — 15.7%
Energy Equipment & Services — 9.8%
173,400	Core Laboratories NV*	15,765,528
614,800	Grant Prideco Inc.*	31,686,792
1,565,400	Weatherford International Ltd.*	82,167,846

	Total Energy Equipment & Services	129,620,166

Oil, Gas & Consumable Fuels — 5.9%
1,687,700	Anadarko Petroleum Corp.	78,748,082

	TOTAL ENERGY	208,368,248

EXCHANGE TRADED FUNDS — 0.2%
18,750	iShares Russell 2000 Growth Index Fund	1,549,500
19,000	iShares Russell 2000 Index Fund	1,534,060

	TOTAL EXCHANGE TRADED FUNDS	3,083,560

FINANCIALS — 12.4%
Capital Markets — 11.4%
160,400	Cohen & Steers Inc.	8,230,124
1,246,784	Lehman Brothers Holdings Inc.	93,857,899
553,500	Merrill Lynch & Co. Inc.	49,942,305

	Total Capital Markets	152,030,328

See Notes to Financial Statements.

4         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 0.4%
88,225	CIT Group Inc.	$5,262,621

Real Estate Management & Development — 0.0%
1	Move Inc.*	3

Thrifts & Mortgage Finance — 0.6%
49,500	Astoria Financial Corp.	1,314,720
379,415	New York Community Bancorp Inc.	6,624,586

	Total Thrifts & Mortgage Finance	7,939,306

	TOTAL FINANCIALS	165,232,258

HEALTH CARE — 31.4%
Biotechnology — 17.0%
168,920	Alkermes Inc.*	2,775,356
887,705	Amgen Inc.*	56,937,399
1,125,856	Biogen Idec Inc.*	53,151,662
120,700	Genentech Inc.*	9,654,793
909,616	Genzyme Corp.*	59,407,021
580,803	ImClone Systems Inc.*	24,329,838
232,950	Isis Pharmaceuticals Inc.*	2,383,078
803,051	Millennium Pharmaceuticals Inc.*	8,897,805
4,800	Nabi Biopharmaceuticals*	24,960
283,110	Vertex Pharmaceuticals Inc.*	8,702,801
24,578	ViaCell Inc.*	153,858

	Total Biotechnology	226,418,571

Health Care Providers & Services — 6.8%
1,709,020	UnitedHealth Group Inc.	90,680,601

Life Sciences Tools & Services — 0.0%
177,860	Nanogen Inc.*	293,469

Pharmaceuticals — 7.6%
208,410	BioMimetic Therapeutics Inc.*	3,905,603
1,116,880	Forest Laboratories Inc.*	59,429,185
197,548	Johnson & Johnson	12,686,532
660,566	King Pharmaceuticals Inc.*	13,508,575
31,100	Pfizer Inc.	822,906
85,018	Teva Pharmaceutical Industries Ltd., ADR	3,257,040
397,000	Valeant Pharmaceuticals International	7,153,940

	Total Pharmaceuticals	100,763,781

	TOTAL HEALTH CARE	418,156,422

INDUSTRIALS — 8.2%
Aerospace & Defense — 2.8%
416,100	L-3 Communications Holdings Inc.	37,419,873

Industrial Conglomerates — 4.4%
1,807,046	Tyco International Ltd.	58,963,911

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         5

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Shares	Security	Value

Machinery — 1.0%
312,000	Pall Corp.	$13,088,400

	TOTAL INDUSTRIALS	109,472,184

INFORMATION TECHNOLOGY — 10.9%
Communications Equipment — 2.4%
200,800	C-COR Inc.*	2,473,856
1,022,500	Motorola Inc.	17,719,925
467,225	Nokia Oyj, ADR	11,797,431

	Total Communications Equipment	31,991,212

Computers & Peripherals — 2.3%
3,500	LaserCard Corp.*	42,140
273,500	Quantum Corp.*	752,125
510,600	SanDisk Corp.*	22,185,570
341,967	Seagate Technology	7,574,569

	Total Computers & Peripherals	30,554,404

Electronic Equipment & Instruments — 0.0%
18,150	Excel Technology Inc.*	478,253

Semiconductors & Semiconductor Equipment — 4.9%
603,050	Broadcom Corp., Class A Shares*	19,629,277
125,000	Cabot Microelectronics Corp.*	4,017,500
235,500	Cirrus Logic Inc.*	1,949,940
141,400	Cree Inc.*	2,884,560
139,700	DSP Group Inc.*	2,580,259
411,659	Intel Corp.	8,850,669
1,824,855	Micron Technology Inc.*	20,931,087
560,700	RF Micro Devices Inc.*	3,504,375
15,700	Standard Microsystems Corp.*	503,342

	Total Semiconductors & Semiconductor Equipment	64,851,009

Software — 1.3%
111,800	Advent Software Inc.*	3,752,008
243,800	Autodesk Inc.*	10,061,626
97,564	Microsoft Corp.	2,921,066

	Total Software	16,734,700

	TOTAL INFORMATION TECHNOLOGY	144,609,578

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $951,221,541)	1,288,945,335

See Notes to Financial Statements.

6         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Schedule of Investments (April 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$7,140,000	Interest in $372,329,000 joint tri-party repurchase agreement dated 4/30/07 with Greenwich Capital Markets Inc., 5.230% due 5/1/07; Proceeds due at maturity — $7,141,037; (Fully collateralized by various U.S. government agency obligations, 3.555% to 7.089% due 7/1/12 to 11/1/46; Market value — $7,282,850) (Cost — $7,140,000)	$7,140,000

	TOTAL INVESTMENTS — 97.3% (Cost — $958,361,541#)	1,296,085,335
	Other Assets in Excess of Liabilities — 2.7%	35,609,427

	TOTAL NET ASSETS — 100.0%	$1,331,694,762

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         7

Statement of Assets and Liabilities (April 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $958,361,541)	$1,296,085,335
Receivable for securities sold	39,181,851
Receivable for Fund shares sold	5,442,878
Dividends and interest receivable	52,237
Prepaid expenses	4,161

Total Assets	1,340,766,462

LIABILITIES:
Due to custodian	5,805,913
Payable for Fund shares repurchased	2,378,503
Investment management fee payable	806,807
Directors’/Trustees’ fees payable	12,496
Distribution fees payable	9,608
Deferred compensation payable	1,757
Accrued expenses	56,616

Total Liabilities	9,071,700

Total Net Assets	$1,331,694,762

NET ASSETS:
Par value (Note 4)	$791
Paid-in capital in excess of par value	986,694,934
Accumulated net investment loss	(1,579,001)
Accumulated net realized gain on investments	8,854,244
Net unrealized appreciation on investments	337,723,794

Total Net Assets	$1,331,694,762

Shares Outstanding:
Class I	76,138,931

Class II †	2,971,728

Net Asset Value:
Class I	$16.83

Class II †	$16.85

†	Commencement of operations on February 2, 2007.

See Notes to Financial Statements.

8         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$2,907,298
Interest	190,824
Less: Foreign taxes withheld	(2,161)

Total Investment Income	3,095,961

EXPENSES:
Investment management fee (Note 2)	4,389,240
Directors’/Trustees’ fees (Note 9)	114,507
Restructuring and reorganization fees (Note 9)	71,717
Shareholder reports	17,540
Audit and tax	16,517
Legal fees	13,170
Insurance	12,344
Custody fees	3,700
Transfer agent fees	78
Miscellaneous expenses	3,124

Total Expenses	4,641,937
Less: Fee waivers and/or expense reimbursements (Notes 2 and 9)	(38,106)

Net Expenses	4,603,831

Net Investment Loss	(1,507,870)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	10,178,915
Change in Net Unrealized Appreciation/Depreciation From Investments	48,162,993

Net Gain on Investments	58,341,908

Increase in Net Assets From Operations	$56,834,038

See Notes to Financial Statements.

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Statements of Changes in Net Assets

For the six months ended April 30, 2007 (unaudited) and the year ended October 31, 2006

	2007	2006
OPERATIONS:
Net investment loss	$(1,507,870)	$(2,506,309)
Net realized gain	10,178,915	1,510,801
Change in net unrealized appreciation/depreciation	48,162,993	135,392,603

Increase in Net Assets From Operations	56,834,038	134,397,095

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net realized gains	(1,267,547)	(32,468)

Decrease in Net Assets From Distributions to Shareholders	(1,267,547)	(32,468)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	38,622,962	92,743,038
Reinvestment of distributions	1,267,547	32,468
Cost of shares repurchased	(86,735,905)	(114,854,762)
Net assets of shares issued in connection with merger (Note 5)	131,689,210	—

Increase (Decrease) in Net Assets From Fund Share Transactions	84,843,814	(22,079,256)

Increase in Net Assets	140,410,305	112,285,371
NET ASSETS:
Beginning of period	1,191,284,457	1,078,999,086

End of period*	$1,331,694,762	$1,191,284,457

* Includes accumulated net investment loss of:	$(1,579,001)	$(71,131)

See Notes to Financial Statements.

10         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class I Shares	2007(1)(2)		2006(1)†		2005(1)†	2004†	2003†	2002†
Net Asset Value, Beginning of Period	$16.05		$14.26		$12.24	$11.43	$9.09	$12.32

Income (Loss) From Operations:
Net investment loss	(0.02)		(0.03)		(0.04)	(0.05)	(0.04)	(0.05)
Net realized and unrealized gain (loss)	0.82		1.82		2.11	0.86	2.38	(3.18)

Total Income (Loss) From Operations	0.80		1.79		2.07	0.81	2.34	(3.23)

Less Distributions From:
Net realized gains	(0.02)		(0.00	)(3)	(0.05)	—	—	—

Total Distributions	(0.02)		(0.00	)(3)	(0.05)	—	—	—

Net Asset Value, End of Period	$16.83		$16.05		$14.26	$12.24	$11.43	$9.09

Total Return(4)	4.97%		12.56%		16.94%	7.09%	25.74%	(26.22)%

Net Assets, End of Period (millions)	$1,282		$1,191		$1,079	$920	$624	$415

Ratios to Average Net Assets:
Gross expenses	0.79	%(5)(6)	0.78%		0.82%	0.82%	0.82%	0.83%
Net expenses(7)	0.78	(5)(6)(8)	0.78	(8)	0.82	0.82 (8)	0.82	0.83
Net investment loss	(0.26	)(5)	(0.22)		(0.27)	(0.44)	(0.49)	(0.50)

Portfolio Turnover Rate	0%		4%		0%	4%	0%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.76% (Note 9).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00%.

(8)	Reflects fee waivers and/or expense reimbursements.

†	For a share of capital stock outstanding for the periods prior to April 27, 2007.

See Notes to Financial Statements.

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class II Shares	2007(1)(2)
Net Asset Value, Beginning of Period	$16.66

Income (Loss) From Operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.21

Total Income From Operations	0.19

Net Asset Value, End of Period	$16.85

Total Return(3)	1.14%

Net Assets, End of Period (millions)	$50

Ratios to Average Net Assets:
Gross expenses	0.73	%(4)
Net expenses(5)	0.73	(4)
Net investment loss	(0.67	)(4)

Portfolio Turnover Rate	0%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the period February 2, 2007 (inception date) to April 30, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25%.

See Notes to Financial Statements.

12         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Variable Aggressive Growth Portfolio (the “Fund”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios III, Inc., a Maryland corporation, registered under the 1940 Act.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         13

Notes to Financial Statements (unaudited) (continued)

payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadviser the day-to-day portfolio management of the Fund, except for the management of cash and short-term investments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2007, the Fund’s Class I and II shares had voluntary expense limitations in place of 1.00% and 1.25% respectively.

For the six months ended April 30, 2007, the Fund was reimbursed for expenses amounting to $38,106.

Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

14         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$5,176,837

Sales	89,894,748

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$428,202,829
Gross unrealized depreciation	(90,479,035)

Net unrealized appreciation	$337,723,794

4.	Shares of Beneficial Interest

At April 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distributions of its shares. Prior to April 27, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,370,768	$38,385,206	6,095,206	$92,743,038
Shares issued on reinvestment	78,003	1,267,547	2,165	32,468
Shares repurchased	(5,340,738)	(86,714,569)	(7,534,257)	(114,854,762)
Shares issued with merger	4,796,487	81,449,238	—	—

Net Increase (Decrease)	1,904,520	$34,387,422	(1,436,886)	$(22,079,256)

Class II†
Shares sold	14,117	$237,756	—	—
Shares repurchased	(1,268)	(21,336)	—	—
Shares issued with merger	2,958,879	50,239,972	—	—

Net Increase	2,971,728	$50,456,392	—	—

†	For the period February 2, 2007 (inception date) to April 30, 2007 (unaudited).

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited) (continued)

5.	Transfer of Net Assets

On April 27, 2007, the Fund acquired the assets and certain liabilities of Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (the “Acquired Funds”), pursuant to a plan of reorganization approved by the Acquired Funds. Total shares issued by the Fund and the total net assets of the Acquired Funds and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund
Legg Mason Partners Variable Aggressive Growth Portfolio	5,036,466	$85,519,475
Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio	2,718,900	46,169,735

The total net asset of the Fund were $1,214,756,234. The total net assets of the Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio before acquisition included unrealized appreciation of $17,127,198 and $7,111,654, respectively, accumulated net realized gain (loss) of $217,525 and $(688,091), respectively, and accumulated net investment loss of $(39,432) and $(16,264), respectively. Total net assets of the Fund immediately after the transfer were $1,346,445,444. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

6.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), the manager to the Fund at the time, and Citigroup Global Markets Inc. (“CGM”), relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’

16         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Funds.

The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Boards selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Defendant Funds in which none of the plaintiffs had invested, (including the Fund) and dismissing those Defendant Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended

18         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

8.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM and for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, the Fund’s manager believe that this matter is not likely to have a material adverse effect on the Fund.

9.	Special Shareholder Meeting and Reorganization

The Board and the shareholders of Legg Mason Partners Variable Aggressive Growth Portfolio and Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio (the “Acquired Funds”) and the Board of the Fund have approved an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and the assumption of certain liabilities of the Acquired Funds, in exchange for shares of the Fund. The reorganization occurred on April 27, 2007.

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason pays for a portion of the costs related to these initiatives. The portion of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax

Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Fund will be November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

20         Legg Mason Partners Variable Aggressive Growth Portfolio 2007 Semi-Annual Report

Legg Mason Partners Variable Aggressive Growth Portfolio

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn Jr.

R. Jay Gerken, CFA
Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund     Advisor, LLC

SUBADVISER

ClearBridge Advisors, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust
    Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Aggressive Growth Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC Member NASD, SIPC

FD04228 6/07	SR07-343

Legg Mason Partners Variable Aggressive Growth Portfolio

The Fund is a separate investment fund of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information an how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on each Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. Principal Accountant Fees and Services

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: June 28, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: June 28, 2007